SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2022

Sit Developing Markets Growth Fund

Investments are grouped by geographic region.

Name of Issuer	Quantity	Fair Value ($)

Common Stocks - 93.2%

Africa/Middle East - 7.7%

Israel - 2.4%
NICE, Ltd., ADR *	1,050	197,652

South Africa - 5.3%
Bid Corp., Ltd.	13,200	203,338
Bidvest Group, Ltd.	5,525	59,994
Naspers, Ltd.	1,425	176,734

		440,066

Asia - 70.6%

Australia - 2.8%
Atlassian Corp., PLC *	450	94,765
Rio Tinto, PLC, ADR	2,475	136,274

		231,039

China/Hong Kong - 33.2%
AIA Group, Ltd.	21,400	178,174
Alibaba Group Holding, Ltd., ADR *	2,700	215,973
Baidu, Inc., ADR *	1,100	129,239
Budweiser Brewing Co. APAC, Ltd.	46,000	119,787
China International Capital Corp., Ltd.	58,400	84,226
China Mengniu Dairy Co., Ltd.	43,000	169,983
China Petroleum & Chemical Corp., ADR	1,400	58,800
CSPC Pharmaceutical Group, Ltd.	230,400	228,367
ENN Energy Holdings, Ltd.	19,800	263,997
GDS Holdings, Ltd., ADR *	1,000	17,660
Hong Kong Exchanges & Clearing, Ltd.	5,100	174,330
JD.com, Inc.	542	13,674
JD.com, Inc., ADR	3,600	181,080
LK Technology Holdings, Ltd.	72,500	81,908
Meituan *	6,000	126,099
Ping An Insurance Group Co. of China, Ltd.	19,900	99,277
Sands China, Ltd. *	42,400	105,585
Sinopharm Group Co., Ltd.	44,900	89,611
Tencent Holdings, Ltd.	8,200	276,966
Trip.com Group, Ltd., ADR *	4,450	121,529

		2,736,265

India - 3.8%
HDFC Bank, Ltd., ADR	5,350	312,547

Indonesia - 2.8%
Astra International Tbk PT	176,000	76,164
XL Axiata Tbk PT	948,800	152,618

		228,782

Singapore - 6.6%
DBS Group Holdings, Ltd.	14,500	335,434
Flex, Ltd. *	4,000	66,640
Sea, Ltd, ADR *	600	33,630
Singapore Technologies Engineering, Ltd.	44,000	109,316

		545,020

South Korea - 10.2%
LG Chem, Ltd.	575	212,310
NAVER Corp.	450	59,947
Samsung Electronics Co., Ltd.	10,925	401,158

Name of Issuer	Quantity	Fair Value ($)

Shinhan Financial Group Co., Ltd.	7,200	167,250

		840,665

Taiwan - 9.6%
Cathay Financial Holding Co., Ltd.	82,085	102,880
Hon Hai Precision Industry Co., Ltd., GDR	23,700	151,206
Taiwan Semiconductor Co.	37,482	496,839
Taiwan Semiconductor Co., ADR	525	35,994

		786,919

Thailand - 1.6%
Bangkok Bank PCL	36,500	132,085

Europe - 1.1%

Netherlands - 1.1%
Prosus NV	1,700	88,445

Latin America - 8.2%

Argentina - 2.7%
Globant SA *	1,175	219,819

Brazil - 2.6%
Ambev SA, ADR	21,575	61,057
Banco Bradesco SA	30,350	111,625
Lojas Renner SA	8,130	42,079

		214,761

Chile - 0.8%
Banco Santander Chile, ADR	4,700	65,847

Peru - 2.1%
Southern Copper Corp.	3,900	174,876

North America - 5.6%

Mexico - 1.9%
Fomento Economico Mexicano, ADR	1,575	98,831
Grupo Bimbo SAB de CV	16,000	56,224

		155,055

United States - 3.7%
Broadcom, Inc.	550	244,206
Skyworks Solutions, Inc.	775	66,084

		310,290

Total Common Stocks (cost: $7,119,725)		7,680,133

Investment Companies 5.2%
iShares MSCI India ETF (cost $312,486)	10,400	424,112

Short-Term Securities - 1.5%
Fidelity Inst. Money Mkt. Gvt. Fund, 2.74% (cost $123,233)	123,233	123,233

Total Investments in Securities - 99.9% (cost $7,555,444)		8,227,478

Other Assets and Liabilities, net - 0.1%		11,401

Net Assets - 100.0%		$8,238,879

SEPTEMBER 30, 2022	1

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2022

Sit Developing Markets Growth Fund (Continued)

*	Non-income producing security.

ADR — American Depositary Receipt

GDR — Global Depositary Receipt

PLC — Public Limited Company

Numeric footnotes not disclosed are not applicable to this Schedule of Investments.

Portfolio Structure - By Sector	(% of Total Net Assets)
Finance	21.4%
Electronic Technology	20.1
Technology Services	12.7
Retail Trade	9.4
Consumer Non-Durables	6.1
Consumer Services	4.2
Health Technology	3.9
Non-Energy Minerals	3.8
Producer Manufacturing	3.2
Utilities	3.2
Process Industries	2.6
Communications	1.9
Energy Minerals	0.7
Investment Companies	5.2
Short-Term Securities	1.5

99.9
Other Assets and Liabilities, net	0.1

100.0%

2

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2022

Sit Developing Markets Growth Fund (Continued)

A summary of the levels for the Fund’s investments as of September 30, 2022 is as follows:

	Investment in Securities
	Level 1 Quoted Prices ($)	Level 2 Other significant observable inputs ($)	Level 3 Significant unobservable inputs ($)	Total ($)
Common Stocks
Argentina	219,819	—	—	219,819
Australia	231,039	—	—	231,039
Brazil	214,761	—	—	214,761
Chile	65,847	—	—	65,847
China/Hong Kong	724,281	2,011,984	—	2,736,265
India	312,547	—	—	312,547
Indonesia	—	228,782	—	228,782
Israel	197,652	—	—	197,652
Mexico	155,055	—	—	155,055
Netherlands	—	88,445	—	88,445
Peru	174,876	—	—	174,876
Singapore	100,270	444,750	—	545,020
South Africa	263,332	176,734	—	440,066
South Korea	—	840,665	—	840,665
Taiwan	187,200	599,719	—	786,919
Thailand	132,085	—	—	132,085
United States	310,290	—	—	310,290
Investment Companies	424,112	—	—	424,112
Short-Term Securities	123,233	—	—	123,233

Total:	3,836,399	4,391,079	—	8,227,478

Level 1 securities of foreign issuers are primarily American Depositary Receipts (ADRs), Public Limited Companies (PLCs) or Global Depositary Receipts (GDRs). There were no transfers into or out of level 3 during the reporting period.

For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent annual report.

SEPTEMBER 30, 2022	3